Summary Of Significant Accounting Policies - Schedule of Effect of Adoption of IFRS 16 for Consolidated Financial Statement (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Mar. 31, 2018
Assets:
Property, plant and equipment	¥ 1,845,714	¥ 1,507,786
Intangible assets	851,137	821,785
Other assets	4,415,054	4,079,871
Total assets	201,518,047	195,503,623
Liabilities:
Borrowings	13,039,490	12,167,858
Other liabilities	6,306,212	6,131,739
Total liabilities	189,843,950	183,730,177
Total equity	11,674,097	11,773,446	¥ 12,630,189	¥ 12,363,140
Total equity and liabilities	201,518,047	¥ 195,503,623
Increase (decrease) due to application of IFRS 16
Assets:
Property, plant and equipment	380,632
Intangible assets	11,755
Other assets	(3,790)
Total assets	388,597
Liabilities:
Borrowings	388,612
Other liabilities	(15)
Total liabilities	388,597
Total equity
Total equity and liabilities	¥ 388,597